DECHERT LLP

1900 K STREET, N.W.

WASHINGTON, D.C. 20006

(202) 261-3300

December 31, 2015

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Fenimore Asset Management Trust

File Nos. 33-7190 and 811-4750

Ladies and Gentlemen:

Enclosed for filing on behalf of Fenimore Asset Management Trust (the “Trust”), pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A with respect to the Trust’s three separate investment series: FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund (the “Funds”).

This filing is being made for the purposes of: (1) incorporating comments received from the Staff of the SEC on Post-Effective Amendment No. 55 to the Registration Statement which was made on October 23, 2015; (2) filing certain required exhibits to the Registration Statement; and (3) making such non-material and updating changes as the Trust deems necessary and appropriate in order to update the disclosure in the Registration Statement.

The Trust has indicated on the cover page of the filing that the filing is to become effective on December 31, 2015 pursuant to Rule 485(b).

We hereby represent on behalf of the Trust that this Post-Effective Amendment No. 57 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley